INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2019	2018	2017

Loss before income taxes	$16,670	$40,024	$588,716

Income tax recovery at statutory rates	(4,503)	(10,941)	(153,066)
Difference of foreign tax rates	(2)	(231)	(11,774)
Non-deductible expenses and non-taxable portion of capital gains	1,316	358	158,059
Changes in unrecognized deferred tax assets and other	3,295	10,814	8,436
Income tax expense (recovery)	106	-	1,655

Income tax expense (recovery) consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	106	-	1,655
	$106	$-	$1,655

Disclosure of deferred taxes [Table Text Block]
The gross movement on the net deferred income tax account is as follows:
	2019	2018	2017
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax recovery relating to the loss (income) from continuing operations		(15,527)	(1,655)
Tax (expense) recovery relating to components of other comprehensive income	(106)	-	1,655
Tax (expense) recovery recorded in deficit	(106)	15,527	-
Deferred tax liability at the end of the year	$-	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2019	2018	2017
Convertible notes	$(1,024)	-	$-
Loans payable	(339)	-	-
Mineral properties	(2,354)	(2,434)	(4,635)
Loss carry-forwards	3,717	2,434	4,635
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]

	2019	2018	2017
Tax Losses:
Operating loss carry-forwards - Canada	$125,851	$106,058	$85,898
Operating loss carry-forwards - South Africa	28,925	23,026	204,500
Net capital loss carry-forwards	204	621	-
	$154,980	$129,705	$290,398

Temporary Differences:
Mineral properties	$7,526	$7,664	$305,515
Financing Costs	13,357	18,831	16,481
Property, plant and equipment	807	735	692
Other	381	254	368
	$22,071	$27,484	$323,056

Investment Tax Credits:	$312	$318	$331